Revenues	6 Months Ended
Jun. 30, 2022
Disclosure Of Revenue Text Block Abstract
REVENUES

NOTE 9 – REVENUES

A.	Revenues by product:

	Six months ended		Year ended
	June 30,		December 31,
	2022	2021	2021
	Unaudited		Audited
	USD in thousands

Miniature camera and related equipment (from ScoutCam)	-	24	24
Products (from Jeffs’ Brands)	2,343	1,910	6,509
Revenues from commissions (from Eventer)	1,472	459	1,185
Revenues from internet services (from Gix Internet)*	31,144	-	-
MUSE and related equipment (from Medigus).	-	-	2,400

Total	34,959	2,393	10,118

*	The revenues from Gix Internet for the period March 01 ,2022-June 30, 2022.

B.	Major customers:

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Six months ended		Year ended
	June 30,		December 31,
	2022	2021	2021
	USD in thousands
Customer A	6,458	-	-
Customer B	5,124	-	-
Customer C	-	-	2,400
Customer D	-	21	-